Accounts Receivable, Net - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable reserved | $	$ 0.1	$ 0.1
Number of top customers | Customer	10	10
Credit concentration risk [Member] | Accounts receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage	39.00%	37.00%